Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Union Street Trust
Entity Central Index Key	0000035330
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity Arizona Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Arizona Municipal Income Fund
Class Name	Fidelity® Arizona Municipal Income Fund
Trading Symbol	FSAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Arizona Municipal Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Arizona Municipal Income Fund	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Tax-exempt municipal bonds notched a strong gain for the 12 months ending August 31, 2024, thanks to rallies in late 2023 and summer 2024, when cooling inflation data and comments from the U.S. Federal Reserve bolstered investors' expectation for interest-rate cuts.
•Against this backdrop, credit-quality positioning was a key contributor to the fund's performance versus the state-specific index, the Bloomberg Arizona 2+ Year Enhanced Municipal Linked 08/01/2018 Index, for the fiscal year. This included an overweight in lower-quality investment-grade securities, which outperformed as credit spreads narrowed.
•Overweight exposure to certain lower-rated hospital bonds also helped relative performance this period.
•Periodic adjustments to the fund's yield-curve positioning, made based on expected re-shaping of the curve, contributed for the 12 months.
•To a lesser extent, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds than the state-specific index, was beneficial.
•Pricing factors modestly boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, fund holdings in certain industrial development revenue bonds detracted versus the state index the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Arizona Municipal Income Fund $10,000 $10,328 $11,052 $11,099 $11,094 $12,044 $12,324 $12,727 $11,573 $11,749 $12,546 Bloomberg Arizona 2+ Year Enhanced Municipal Linked Index $10,000 $10,319 $11,078 $11,215 $11,228 $12,206 $12,602 $12,985 $11,885 $12,017 $12,736 Bloomberg Municipal Bond Index $10,000 $10,252 $10,958 $11,054 $11,108 $12,077 $12,468 $12,891 $11,778 $11,979 $12,708 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Arizona Municipal Income Fund 6.78% 0.82% 2.29% Bloomberg Arizona 2+ Year Enhanced Municipal Linked Index 5.99% 0.85% 2.45% Bloomberg Municipal Bond Index 6.09% 1.02% 2.43% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 122,357,798
Holdings Count | shares	113
Advisory Fees Paid, Amount	$ 666,316
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$122,357,798
Number of Holdings	113
Total Advisory Fee	$666,316
Portfolio Turnover	7%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 28.5 Education 18.4 General Obligations 13.9 Transportation 10.0 Special Tax 9.0 Water & Sewer 5.8 State G.O. 5.3 Others(Individually Less Than 5%) 9.1 100.0 AAA 2.2 AA 50.2 A 32.9 BBB 6.4 B 0.4 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Maryland Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Maryland Municipal Income Fund
Class Name	Fidelity® Maryland Municipal Income Fund
Trading Symbol	SMDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Maryland Municipal Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Maryland Municipal Income Fund	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Tax-exempt municipal bonds notched a strong gain for the 12 months ending August 31, 2024, thanks to rallies in late 2023 and summer 2024, when cooling inflation data and comments from the U.S. Federal Reserve bolstered investors' expectation for interest-rate cuts.
•Against this backdrop, credit-quality positioning was a key contributor to the fund's performance versus the state-specific index, the Bloomberg Maryland 2+ Year Enhanced Municipal Linked 08/01/2018 Index, for the fiscal year. This included an overweight in lower-quality investment-grade securities, which outperformed as credit spreads narrowed.
•Overweight exposure to certain senior living municipal bonds also helped relative performance this period.
•To a lesser extent, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds than the state-specific index, was beneficial.
•Periodic adjustments to the fund's yield-curve positioning, made based on expected re-shaping of the curve, contributed for the 12 months.
•In contrast, pricing factors modestly detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Maryland Municipal Income Fund $10,000 $10,266 $10,983 $11,019 $11,001 $11,934 $12,107 $12,601 $11,448 $11,624 $12,347 Bloomberg Maryland 2+ Year Enhanced Municipal Linked Index $10,000 $10,271 $11,044 $11,147 $11,128 $12,076 $12,536 $12,824 $11,742 $11,850 $12,505 Bloomberg Municipal Bond Index $10,000 $10,252 $10,958 $11,054 $11,108 $12,077 $12,468 $12,891 $11,778 $11,979 $12,708 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Maryland Municipal Income Fund 6.22% 0.68% 2.13% Bloomberg Maryland 2+ Year Enhanced Municipal Linked Index 5.53% 0.70% 2.26% Bloomberg Municipal Bond Index 6.09% 1.02% 2.43% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 164,184,901
Holdings Count | shares	131
Advisory Fees Paid, Amount	$ 936,180
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$164,184,901
Number of Holdings	131
Total Advisory Fee	$936,180
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 25.4 General Obligations 23.2 Special Tax 12.4 Transportation 9.7 Water & Sewer 7.8 Education 7.7 Housing 6.7 Others(Individually Less Than 5%) 7.1 100.0 AAA 15.1 AA 30.0 A 24.7 BBB 14.6 B 0.9 Not Rated 8.1 Short-Term Investments and Net Other Assets (Liabilities) 6.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.